Investment Securities - Changes in Cumulative Amount of Credit Losses and Proceeds From Sale or Redemption (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in the cumulative amount of credit losses (recognized in earnings) on other-than-temporarily impaired available-for-sale securities
Balance at beginning of period	$ 1,000,000
Impairment previously recognized	1,000,000
Balance at end of period	2,000,000	$ 1,000,000
Available-for-sale securities with other-than-temporary impairments recognized in accumulated other comprehensive income (loss)	1,000,000		$ 0
Available-for-sale securities sold or redeemed
Fair value	431,000,000	280,000,000	615,000,000
Realized gains	15,000,000	9,000,000	5,000,000
Realized losses	(1,000,000)	(1,000,000)	(2,000,000)
Net realized gains (losses)	$ 14,000,000	$ 8,000,000	$ 3,000,000